Description of Business and Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended				6 Months Ended		12 Months Ended			1 Months Ended				6 Months Ended
	Mar. 12, 2013	Mar. 06, 2013	Apr. 26, 2012	Sep. 08, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Jul. 18, 2013 Subsequent Events [Member]	Mar. 31, 2013 Subsequent Events [Member]	Mar. 12, 2013 Subsequent Events [Member]	Mar. 06, 2013 Subsequent Events [Member]	Jun. 30, 2013 Minimum [Member] Certificates of Deposit [Member]	Jun. 30, 2013 Maximum [Member] Certificates of Deposit [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of shares initially issued				100
Common stock, par value		$ 4.35		$ 0.01	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001				$ 4.35
Total consideration of initial shares				$ 1.00
Common stock, shares issued		3,765,230
Proceeds from issuance of common stock, net of commissions and other costs of the offering	15,600,000										16,000,000	16,000,000
Gross proceeds from the offering	$ 16,400,000				$ 15,651,000						$ 16,400,000	$ 16,400,000
Reverse Stock Split Ratio Description										Board of Directors of the Company approved a 1-for-30 reverse stock split of the Company's outstanding common stock
Reverse Stock Split Ratio			33,479.91							0.033
Certificates of deposit, maturity period														6 months	1 year
Number of dilutive common shares					0	0	0